SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | shares	3,488,291	3,899,630
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 4.24	$ 4.09
Number of share options granted in share-based payment arrangement | shares	1,994,000	1,079,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 2.94	$ 4.12
Number of share options exercised in share-based payment arrangement | shares	(1,712,400)	(1,097,900)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 3.17	$ 3.05
Number of share options forfeited in share-based payment arrangement | shares	(588,400)	(392,439)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 3.55	$ 5.76
Number of share options outstanding in share-based payment arrangement at end of period | shares	3,181,491	3,488,291
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 4.13	$ 4.24
Number of share options exercisable in share-based payment arrangement | shares	1,896,491	2,798,934
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.82	$ 4.18